Maximum Exposure to Loss Relating to Non-Consolidated VIEs (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
VIE Assets	$ 40,287,530	$ 42,524,227
VIE Liabilities	22,212,316	22,843,160
Due from Affiliates
Variable Interest Entity [Line Items]
VIE Assets	203,187	189,240
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Maximum Exposure to Loss	4,026,897	3,900,835
Variable Interest Entity, Not Primary Beneficiary | Potential Clawback Obligation
Variable Interest Entity [Line Items]
VIE Liabilities	72,119	384,926
Variable Interest Entity, Not Primary Beneficiary | Amounts Due to Non-Consolidated VIEs
Variable Interest Entity [Line Items]
VIE Liabilities	223	6
Variable Interest Entity, Not Primary Beneficiary | Investments
Variable Interest Entity [Line Items]
VIE Assets	$ 3,751,591	$ 3,326,669